Additional Capital Disclosures - Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	€ (7,878)	€ (9,141)
Cash Flows	1,364	1,357
Business Combinations	1	(8)
Foreign Currency	194	(40)
Fair Value Changes	7	(33)
Other	2	(12)
Liabilities from financing activities at end of year	(6,311)	(7,878)
Current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(1,435)	(567)
Cash Flows	1,372	547
Business Combinations	1	(6)
Foreign Currency	54	4
Fair Value Changes	0	0
Other	(1,290)	(1,413)
Liabilities from financing activities at end of year	(1,299)	(1,435)
Non-current financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(6,390)	(8,607)
Cash Flows	(8)	852
Business Combinations	0	(2)
Foreign Currency	144	(46)
Fair Value Changes	0	0
Other	1,289	1,413
Liabilities from financing activities at end of year	(4,965)	(6,390)
Financial debt (nominal volume)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(7,826)	(9,175)
Cash Flows	1,364	1,400
Business Combinations	1	(8)
Foreign Currency	197	(42)
Fair Value Changes	0	0
Other	(1)	0
Liabilities from financing activities at end of year	(6,264)	(7,826)
Basis adjustment
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(86)	(64)
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	(7)	5
Fair Value Changes	31	(27)
Other	0	0
Liabilities from financing activities at end of year	(62)	(86)
Transaction cost
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	32	44
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	0	0
Fair Value Changes	0	0
Other	(7)	(11)
Liabilities from financing activities at end of year	26	32
Financial debt (carrying amount)
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(7,880)	(9,195)
Cash Flows	1,364	1,400
Business Combinations	1	(8)
Foreign Currency	191	(37)
Fair Value Changes	31	(27)
Other	(7)	(11)
Liabilities from financing activities at end of year	(6,301)	(7,880)
Accrued interest
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	(45)	(45)
Cash Flows	0	0
Business Combinations	0	0
Foreign Currency	2	1
Fair Value Changes	0	0
Other	9	(1)
Liabilities from financing activities at end of year	(34)	(45)
Assets held to hedge financial debt
Reconciliation of liabilities arising from financing activities
Liabilities from financing activities at beginning of year	47	100
Cash Flows	0	(43)
Business Combinations	0	0
Foreign Currency	1	(3)
Fair Value Changes	(24)	(6)
Other	0	0
Liabilities from financing activities at end of year	€ 24	€ 47